PERPETUAL CARE TRUSTS - Contractual Maturities of Debt Securities Held in Perpetual Care Trusts (Detail) - Variable Interest Entity, Primary Beneficiary - Perpetual care trusts - Fixed maturities - USD ($)
$ in Thousands
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year	$ 263	$ 705	$ 708
1 year through 5 years	1,606	4,118	4,543
6 years through 10 years	984	660	501
More than 10 years	119	83	135
U.S. governmental securities
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year	60
1 year through 5 years	70	416	263
6 years through 10 years	821	395	163
More than 10 years	119	32	38
Corporate debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year	203	705	708
1 year through 5 years	1,536	3,702	4,280
6 years through 10 years	$ 163	265	338
More than 10 years		$ 51	$ 97